Property Plant And Equipment	12 Months Ended
Dec. 31, 2020
Disclosure of detailed information about property, plant and equipment [abstract]
Property Plant And Equipment
12	Property, plant and equipment

	Servers and network equipment RMB ’million	Leasehold improve -ments RMB ’million	Office furniture, equipment and others RMB ’million	Total RMB ’million
At January 1, 2019
Cost	217	88	30	335
Accumulated depreciation	(96)	(57)	(14)	(167)

Net book amount	121	31	16	168

Year ended December 31, 2019
Opening net book amount	121	31	16	168
Additions	63	13	24	100
Business combination	—	—	1	1
Disposals	—	(1)	(1)	(2)
Depreciation charge	(60)	(17)	(11)	(88)

Closing net book amount	124	26	29	179

At December 31, 2019
Cost	264	59	41	364
Accumulated depreciation	(140)	(33)	(12)	(185)

Net book amount	124	26	29	179

Year ended December 31, 2020
Opening net book amount	124	26	29	179
Additions	53	11	33	97
Business combination	1	—	1	2
Disposals	(1)	—	—	(1)
Depreciation charge	(66)	(13)	(22)	(101)

Closing net book amount	111	24	41	176

At December 31, 2020
Cost	315	67	70	452
Accumulated depreciation	(204)	(43)	(29)	(276)

Net book amount	111	24	41	176

During the years ended December 31, 2018, 2019 and 2020, depreciation was charged to the consolidated income statements as follows:

	Year ended December 31,
	2018	2019	2020
	RMB’million	RMB’million	RMB’million
Cost of revenues	47	64	74
Selling and marketing expenses	1	1	1
General and administrative expenses	30	23	26

	78	88	101